Filed Pursuant to Rule 497(e)
1933 Act File No. 333-47415
1940 Act File No. 811-08685

On behalf Rochdale Dividend & Income Portfolio, Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (the ”Funds”), each a series of Rochdale Investment Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on July 1, 2011; such form of Supplement (accession number 0000894189-11-002889) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE